Document and Entity Information	Mar. 16, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 16, 2022
Entity Registrant Name	SPARTAN ACQUISITION CORP. III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40022
Entity Tax Identification Number	86-1182458
Entity Address, Address Line One	Westervoortsedijk 73 KB
Entity Address, Postal Zip Code	6827 AV
Entity Address, City or Town	Arnhem
Entity Address, Country	NL
Country Region	31
City Area Code	(0) 88
Local Phone Number	7500-300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001838527
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fourth of one warrant
Trading Symbol	SPAQ.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SPAQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SPAQ.WS
Security Exchange Name	NYSE